Goodwill and Finite Life Intangibles Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Finite Life Intangibles Assets
Schedule of identified intangible assets

	Amortizable	March 31, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(297,702)	$702,298
Proprietary Software	3	917,000	(329,546)	587,454
Total identified intangible assets		$1,917,000	$(627,248)	$1,289,752

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Schedule of amortization expense for identified intangible assets

			Statement of
	Three Months Ended		Operations
	March 31, 2015	March 31, 2014	Classification
Customer Contracts	$70,833	$18,641	Cost of Revenue
Proprietary Software	76,416	22,611	Cost of Revenue
Total amortization on identified intangible assets	$147,249	$41,252

		Statement of
	Year Ended	Operations
	December 31, 2014	Classification
Customer Contracts	$226,869	Cost of Revenue
Proprietary Software	253,130	Cost of Revenue
Total amortization on identified intangible assets	$479,999

Schedule of future amortization expense

Nine Months Ending December 31, 2015	$441,750
2016	$589,000
2017	170,000
2018	75,000
2019	14,002
$1,289,752

2015	$589,000
2016	589,000
2017	170,000
2018	75,000
2019	14,001
$1,437,001